Average Annual Total Returns{- Fidelity Series Inflation-Protected Bond Index Fund} - 12.31 Fidelity Series InflationProtected Bond Index Fund Series PRO-10 - Fidelity Series Inflation-Protected Bond Index Fund
	Fidelity Series Inflation-Protected Bond Index Fund Return Before Taxes Past 1 year	Fidelity Series Inflation-Protected Bond Index Fund Return Before Taxes Past 5 years	Fidelity Series Inflation-Protected Bond Index Fund Return Before Taxes Past 10 years	Fidelity Series Inflation-Protected Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Series Inflation-Protected Bond Index Fund After Taxes on Distributions Past 5 years	Fidelity Series Inflation-Protected Bond Index Fund After Taxes on Distributions Past 10 years	Fidelity Series Inflation-Protected Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Inflation-Protected Bond Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Series Inflation-Protected Bond Index Fund After Taxes on Distributions and Sales Past 10 years	LB200 Past 1 year	LB200 Past 5 years	LB200 Past 10 years
Total	5.60%	4.41%	2.43%	2.75%	3.27%	1.29%	3.30%	2.90%	1.37%	5.69%	4.46%	2.57%